Derivative and Hedging (Schedule of Foreign Currency Derivatives) (Details) - Cross-Currency Swaps [Member] - Designated as Hedging Instrument [Member] € in Millions, $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 EUR (€)
Derivative [Line Items]
Notional Amount	$ 542	$ 542
Pay Rate	5.371%	5.371%	5.371%
Receive Amount | €			€ 500
Receive Rate	3.50%	3.50%	3.50%
Fair Value Gain (Loss)	$ 16	$ (1)